Shareholders’ Equity - Share capital (Details)		1 Months Ended			12 Months Ended
	Jun. 28, 2017 EUR (€)	Nov. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 EUR (€)	Nov. 30, 2017 EUR (€)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) shares	Nov. 30, 2018 € / shares	Nov. 07, 2018 USD ($)	Sep. 30, 2018 $ / shares shares	Nov. 30, 2017 $ / shares shares	Nov. 30, 2017 € / shares shares	Jun. 28, 2017 $ / shares shares	Jun. 28, 2017 € / shares shares	Dec. 31, 2015 shares
Shareholders’ Equity
Authorized share capital | €									€ 7,200,000
Maximum aggregate offering of ordinary shares | $											$ 300,000,000
Par value per share | $ / shares								$ 0.04
Shares were issued and fully paid in cash									43,149,987
Treasury shares						4,503,149			4,277,051
Shares issued in the period | €					€ 84,191,000	€ 25,685,000
Ordinary
Shareholders’ Equity
Number of shares issued						36,425,014	23,346,856		43,149,987								23,345,965
Issued for cash					6,612,500	8,573,975
Issued for services					112,473
Exercise of share options					226,098	1,034	891
Treasury shares issued					(226,098)	4,503,149
Number of shares authorised									90,000,000
Preferred
Shareholders’ Equity
Number of shares authorised									90,000,000
Market offering program
Shareholders’ Equity
Number of shares issued						976,477
Transaction cost | €						€ 127,000
Net proceeds | €						€ 4,138,000
Institutional investors
Shareholders’ Equity
Number of shares issued															1,200,000	1,200,000
Share price | (per share)															$ 5.00	€ 4.40
Gross proceeds | €	€ 5,278,000
Transaction cost | €	414,000
Net proceeds | €	€ 4,864,000
Underwritten public offering and direct offering
Shareholders’ Equity
Number of shares issued												6,612,500	6,397,498	6,397,498
Share price | (per share)												$ 15.75	$ 3.25	€ 2.76
Gross proceeds | €			€ 89,983,000	€ 17,671,000
Transaction cost | €			5,792,000	988,000
Net proceeds | €			€ 84,191,000	€ 16,683,000
H.C. Wainwright & Co | Ordinary
Shareholders’ Equity
Maximum aggregate offering of ordinary shares | $											$ 75,000,000
Ionis Pharmaceuticals, Inc | Worldwide License Agreement
Shareholders’ Equity
Number of shares issued		112,473
Maximum aggregate offering of ordinary shares | $		$ 2,500,000
Share price | (per share)		$ 22.23								€ 19.46
Percent of net sales royalties		20.00%